Administration of the Plan and Plan Assets	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Administration of the Plan and Plan Assets	Description of the Plan
The following brief description of the Atmos Energy Corporation Retirement Savings Plan and Trust (the Plan) is provided for general information only. Participants should refer to the Summary Plan Description for a more detailed description of the Plan’s provisions.
General
The Plan is a trusteed defined contribution retirement benefit plan offered to eligible employees of Atmos Energy Corporation (the Company, Atmos Energy or Plan Sponsor). The Plan is to continue for an indefinite term and may be amended or terminated at any time by the Board of Directors of Atmos Energy (the Board). The Plan is administered by the Qualified Retirement Plans and Trusts Committee (the Committee), which is appointed by the Board. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
Eligibility
Substantially all employees of the Company, other than leased employees (Participants), are automatically enrolled in the Plan at a pre-tax salary deferral rate of five percent (5%) of their compensation. Participants have a 30-day period to opt out of automatic enrollment. After 30 days, if the Participant has not opted out or elected a different deferral percentage, salary deferrals begin at the automatic enrollment level of 5%. Effective January 1, 2026, the automatic enrollment level increased from 5% to 6%.
Contributions
Contributions to the Plan include contributions withheld by the Company on behalf of each Participant in an amount specified by the Participant pursuant to a salary deferral agreement, as well as matching and fixed annual Company contributions.
Participants may elect a Pre-Tax or Roth deferral rate ranging from a minimum of one percent (1%) up to a maximum of 65 percent (65%) of eligible compensation, as defined by the Plan, not to exceed the maximum allowed by the Internal Revenue Code (the Code) ($23,500 in 2025 or $31,000 for those participants age 50 or older). Effective January 1, 2025, participants age 60 to 63 have an increased catch-up limit in compliance with the SECURE 2.0 Act. Additionally, the Plan includes an automatic increase provision where each Participant who contributes less than 10% as an elective pre-tax deferral will have their contribution percent increased by 1% each Plan year unless the Participant opts out of the automatic increase feature.
The Company contributes a matching Company contribution in an amount equal to 100 percent of each Participant’s salary deferral contribution, up to a maximum of 5% of such Participant’s eligible compensation, as defined by the Plan, for the Plan year. The Company’s matching contribution meets the current Internal Revenue Service (IRS) “Safe Harbor” definition. The Company may revoke or amend any Participant’s salary deferral agreement if necessary to ensure that (1) each Participant’s salary deferrals for any year will not exceed applicable Code limitations and (2) Company matching contributions will be fully deductible for federal income tax purposes. The Company matching contributions are in accordance with the Participant's investment elections, subject to a 25 percent limit for Atmos Energy common stock as described below. For the year ended December 31, 2025, the Company made matching Company contributions of $24,682,238. Effective January 1, 2026, the Company increased the matching Company contribution from 5% to 6%.
Additionally, employees who joined the Plan subsequent to September 30, 2010 receive a fixed annual Company contribution of 4% of eligible compensation to their Plan account. During the year ended December 31, 2025, the Company made fixed annual contributions of $11,867,704.
Participants are eligible to receive matching contributions immediately upon entering the Plan. Participants are eligible to receive fixed annual Company contributions after completing at least one year of service, effective on the first full pay period after which one year of service has been completed. Employee deferral contributions are immediately and fully vested, while the Company's matching contributions fully vest after one year of service and the fixed annual Company contributions fully vest after three years of service.
The Plan allows for in-plan rollovers and permits elective deferrals, including Roth, to be rolled into the Plan.
Forfeitures
Forfeitures are first used to fund any restorations of previously forfeited fixed annual Company contributions of former participants that are rehired. Any remaining forfeitures are used to reduce fixed annual Company contributions.
Investment Options
The Plan allows Participant salary deferral contributions to be invested among a variety of registered investment companies, one common/collective trust (CCT) and Atmos Energy common stock.
Investments in Atmos Energy common stock are participant directed. All Participant and Company contributions made in Atmos Energy common stock are allowed to be diversified at any time after the contribution is made into one or more of the other investment options offered by the Plan.
To help participants achieve better diversification, a participant's investment elections may not have an allocation greater than 25 percent to Atmos Energy common stock. In addition, future exchanges or rollovers into Atmos Energy common stock will be limited to 25 percent of the participant's total account balance. After a participant reaches the 25 percent limit, future contributions will be made in cash according to the participant's other investment elections.
Distributions to Participants
Dividends received on Atmos Energy common stock are automatically reinvested in Atmos Energy common stock. However, a Participant may elect to receive dividends paid in cash. This election may be made at any time during the period beginning on the first business day on or after the dividend record date and ending at a time specified by the Committee on the last business day preceding the dividend payout date. Cash dividends received on Atmos Energy common stock, in accordance with the Plan, must be distributed to Participants no later than 90 days after the Plan’s year end. Currently, the dividends are distributed quarterly. Once a Participant elects to receive dividends in cash, the election will remain in effect until the election is changed.
In the event of retirement, death, termination due to disability or termination of employment for another reason, a Participant, or beneficiary in the event of death, is entitled to withdraw their account from the Plan. At the time of termination, Participants who do not have Plan loans outstanding are entitled to take one or more partial distributions from their account.

Withdrawals from a Participant’s salary deferral account are allowed upon proof of financial hardship meeting IRS “Safe Harbor” definitions. Hardship withdrawals are not permitted from the Company matching or fixed annual Company contribution accounts.
If elected, subsequent to the Participant attaining age 59 1/2, withdrawals may be made from a Participant’s salary deferral account as well as the vested portion of the Company matching account; however, withdrawals may not be made from the fixed annual Company contribution account. Withdrawals of investments in Atmos Energy common stock may be in the form of Atmos Energy common stock or cash, as determined by the Committee, at the Participant's discretion.
A Participant may elect to receive a distribution of non-safe harbor prior company matching or discretionary contributions made to their account at least two years prior to such election. Safe harbor Company matching contributions meet the current IRS “Safe Harbor” definition and are not eligible for in-service withdrawal.
Loans to Participants
A Participant may borrow up to the lesser of $50,000 or 50 percent of their account balance, with a minimum loan amount of $1,000. Loans are repaid through payroll deductions over periods of up to five years for general purpose loans or 15 years for primary residence loans. The interest rate is the U.S. prime rate plus 2 percent and is fixed over the life of the loan. A Participant may only have one loan outstanding.
If a Participant has an outstanding loan in force and terminates employment, the Participant may elect to continue to pay the loan according to the payment schedule that was set up at the time the loan was initiated. If this option is elected, the Participant must also leave their account balance in the Plan. Under a second option, the Participant may elect to have the outstanding loan balance treated as a distribution from the Plan. A third option provides that the Participant may repay the loan in full within the date range established by IRS rules and stated in the Plan's loan policy.
Plan Termination
While the Company has not expressed any intent to terminate the Plan, it is free to do so at any time. In the event of the dissolution, merger, consolidation or reorganization of the Company, the Plan will terminate and the trust will be liquidated, unless the Plan is continued by a successor. Upon such liquidation, all accounts shall be fully vested and will be distributed to the Participants.
Administration of the Plan and Plan Assets
The Plan is administered by the Committee, consisting of at least three persons who are appointed by the Board. The members of the Committee serve at the appointment of the Board without compensation from the Plan. Certain administrative functions are performed by employees of the Company. No employee of the Company receives compensation from the Plan.
In accordance with the Plan, the Company has appointed the Committee as Trustee of the Plan. The Trustee may be removed at the discretion of the Board. The Trustee shall vote any common stock held in the trust in accordance with directions received from the Participants or at its discretion if there are no such directions. The Plan’s assets are held by T. Rowe Price, the custodian and recordkeeper of the Plan.
Generally, administrative expenses of the Plan are paid by the Company except for processing fees related to loans to participants, which are paid by the Participant.